Operating Profit - Summary of Auditors Remuneration (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Auditor's remuneration [abstract]
Audit	£ 27.7	£ 28.3	£ 29.1
Audit related and other assurance services	4.0	1.6	1.2
All other services	0.0	0.0	0.1
Total audit-related and non-audit services	4.0	1.6	1.3
Auditors remuneration	31.7	29.9	30.4
Pension schemes [member]
Auditor's remuneration [abstract]
Audit	0.2	0.2	0.2
All other services	0.0	0.0	0.0
GLAXOSMITHKLINE PLC [member]
Auditor's remuneration [abstract]
Audit	13.2	13.8	15.6
Subsidiaries [member]
Auditor's remuneration [abstract]
Audit	£ 14.5	£ 14.5	£ 13.5